Statements of Changes in Partners' Capital (Net Asset Value) (USD $)	Total	General Partner	Series A	Series B	Series C	Series I
Balance at Dec. 31, 2011	$ 64,663,318	$ 776,710	$ 23,528,145	$ 13,364,883		$ 26,673,580
Balance (in shares) at Dec. 31, 2011		6,484.1437	269,518.2687	140,857.9391		237,052.9763
Increase (Decrease) in Partners' Capital
Net loss	(9,861,909)	(93,802)	(3,800,935)	(1,860,635)	(204,144)	(3,902,393)
Subscriptions	11,885,064	100,000	4,946,554	1,991,377		4,847,133
Subscriptions (in shares)		976.4872	59,216.2684	21,540.8820		44,704.5158
Redemptions	(16,682,729)		(4,896,275)	(4,740,545)	(642,068)	(6,403,841)
Redemptions (in shares)			(61,766.3450)	(52,661.7227)	(6,911.7456)	(61,634.9856)
Transfers			(2,477,050)	58,693	2,450,478	(32,121)
Transfers (in units)			(30,545.0802)	672.8513	24,520.0459	(341.2138)
Balance at Dec. 31, 2012	50,003,744	782,908	17,300,439	9,133,773	1,604,266	21,182,358
Balance (in shares) at Dec. 31, 2012		7,460.6309	236,423.1119	110,409.9497	17,608.2983	219,781.2927
Increase (Decrease) in Partners' Capital
Net loss	(2,246,795)	(33,464)	(883,693)	(503,622)	(214,860)	(611,156)
Subscriptions	4,951,774		2,342,655	1,423,914		1,185,205
Subscriptions (in shares)			31,704.7135	16,948.5508		12,129.3768
Redemptions	(16,836,769)		(3,573,817)	(2,611,748)	(1,779,170)	(8,872,034)
Redemptions (in shares)			(48,639.5071)	(31,316.8837)	(19,106.9159)	(89,868.8834)
Transfers			(3,263,931)	59,586	3,203,586	759
Transfers (in units)			(43,576.1250)	740.8394	34,127.4376
Balance at Sep. 30, 2013	35,871,951	749,444	11,921,653	7,501,903	2,813,822	12,885,132
Balance (in shares) at Sep. 30, 2013		7,460.6309	175,912.1933	96,782.4562	32,628.8200	142,041.7861
Balance at Dec. 31, 2012	50,003,744	782,908	17,300,439	9,133,773	1,604,266	21,182,358
Balance (in shares) at Dec. 31, 2012		7,460.6309	236,423.1119	110,409.9497	17,608.2983	219,781.2927
Increase (Decrease) in Partners' Capital
Net loss	(477,231)	11,752	(321,815)	(125,032)	(74,373)	32,237
Subscriptions	5,818,965		2,886,090	1,541,314		1,391,561
Subscriptions (in shares)			39,614.0191	18,448.5100		14,370.6393
Redemptions	(21,785,777)		(4,571,413)	(3,558,580)	(2,541,152)	(11,114,632)
Redemptions (in shares)			(63,110.2364)	(42,213.3747)	(27,754.6248)	(114,046.4530)
Transfers			(3,606,225)	69,231	3,538,048	(1,054)
Transfers (in units)			(48,509.4273)	862.8980	37,878.7584
Balance at Dec. 31, 2013	33,559,701	794,660	11,687,076	7,060,706	2,526,789	11,490,470
Balance (in shares) at Dec. 31, 2013		7,460.6309	164,417.4673	86,507.9830	27,732.4319	120,105.4790
Increase (Decrease) in Partners' Capital
Net loss	(1,058,984)	(5,425)	(451,292)	(225,806)	(60,179)	(316,282)
Subscriptions	1,785,184		1,379,809	254,400		150,975
Subscriptions (in shares)			20,308.4529	3,252.5861		1,649.8613
Redemptions	(9,017,287)		(2,057,774)	(2,476,038)	(846,478)	(3,636,997)
Redemptions (in shares)			(30,252.7681)	(31,625.8435)	(9,654.5281)	(39,483.6355)
Transfers			(714,958)	(40,481)	700,088	55,351
Transfers (in units)			(10,370.6307)	(513.6204)	7,850.6177	601.8611
Balance at Sep. 30, 2014	$ 25,268,614	$ 789,235	$ 9,842,861	$ 4,572,781	$ 2,320,220	$ 7,743,517
Balance (in shares) at Sep. 30, 2014		7,460.6309	144,102.5214	57,621.1052	25,928.5215	82,873.5659